Employee Benefits and Share-Based Compensation - Summary of Share Option Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Weighted-Average Contractual Term (years)
Options Outstanding, Weighted-Average Contractual Term	5 years 5 months 1 day	6 years 2 months 19 days
Vested and expected to vest	5 years 4 months 28 days
Exercisable	5 years 4 months 28 days
Aggregate Intrinsic Value
Options Outstanding, Aggregate Intrinsic Value	$ 33,413	$ 13,946	$ 33,413
Vested and expected to vest	33,413		33,413
Exercisable	$ 33,411		$ 33,411
Time-Based Option Awards
Number of Share Option Awards
Outstanding as of January 1, 2019	5,686,793
Granted			0
Exercised	(636,073)
Forfeited and cancelled	(132,166)
Outstanding as of December 31, 2019	4,918,554	5,686,793	4,918,554
Vested and expected to vest as of end of period	4,918,554		4,918,554
Exercisable as of end of period	4,917,721		4,917,721
Weighted-Average Exercise Price
Outstanding as of January 1, 2019	$ 50.65
Exercised	40.30
Forfeited and cancelled	56.13
Outstanding as of December 31, 2019	51.84	$ 50.65	$ 51.84
Vested and expected to vest as of end of period	51.84		51.84
Exercisable as of end of period	$ 51.84		$ 51.84
Performance-Based Option Awards
Number of Share Option Awards
Outstanding as of January 1, 2019	410,499
Granted	0
Exercised	(138,759)
Forfeited and cancelled	(156,251)
Outstanding as of December 31, 2019	115,489	410,499	115,489
Vested and expected to vest as of end of period	115,489		115,489
Exercisable as of end of period	115,489		115,489
Weighted-Average Exercise Price
Outstanding as of January 1, 2019	$ 45.67
Exercised	19.00
Forfeited and cancelled	59.43
Outstanding as of December 31, 2019	59.11	$ 45.67	$ 59.11
Vested and expected to vest as of end of period	59.11		59.11
Exercisable as of end of period	$ 59.11		$ 59.11
Market-Based Option Awards
Number of Share Option Awards
Outstanding as of January 1, 2019	208,333
Outstanding as of December 31, 2019	208,333	208,333	208,333
Weighted-Average Exercise Price
Outstanding as of January 1, 2019	$ 59.43
Outstanding as of December 31, 2019	$ 59.43	$ 59.43	$ 59.43